STOCKHOLDERS' DEFICIENCY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5.   STOCKHOLDERS’ DEFICIENCY

In connection with the Merger Agreement disclosed in Note 1, as of the Closing Date the Company entered into and closed subscription agreements with accredited investors (the “Investors”), pursuant to which the Company received an aggregate $709,999 and agreed to issue the Investors 3,550,000 shares of common stock (“Private Placement”).  The 3,550,000 shares were issued on January 8, 2014 due to administrative delays.

The Company’s original private placement memorandum dated September 30, 2013 permitted the Company to sell up to 12,500,000 shares of common stock at $0.20 per share. On January 31, 2014, the Company amended its original private placement memorandum dated September 30, 2013 to (a) increase the amount the Company offered to $3,500,000 from $2,500,000 and (b) to add a warrant to the offering to purchase one share of common stock (for each two shares of common stock sold) at an exercise price of $0.40 and exercisable for a period of sixty (60) months after initial exercise date. In April 2014, the Company agreed to issue 1,775,000 warrants to the investors under the December 2013 private placement, in accordance with such amended terms. As a result, as of March 31, 2014 the Company recognized a derivative liability of $599,328 related to the number of warrants to be issued. See Note 6.

During the three months ended March 31, 2013, the Company received aggregate gross proceeds of $75,000 in connection with the private placement of 500,000 shares of its common stock at $0.15 per share.

NOTE 6.   STOCKHOLDERS’ EQUITY (DEFICIENCY)

The Company has 50,000,000 authorized shares of blank check preferred stock with a par value of $0.0001. As of December 31, 2013, none have been issued and outstanding.

At various dates between July 24, 2007 (inception) and February 11, 2011, the date that AVT was incorporated, AVT, LLC received $930,000 as capital contributions from its founders.

At various dates in 2010, AVT, LLC entered into subscription agreements with various accredited investors whereby it received $215,000 and agreed to issue the investors 1,433,339 ($0.15 per share) once AVT was incorporated. The shares were issued on February 11, 2011.

On February 11, 2011 AVT issued 12,303,336 shares of common stock to various consultants for past professional services and research and development services rendered to the Company.  The grant date fair value of the shares issued was $1,845,500, or $0.15 per share, of which $1,170,250 was included in consulting fees and $ 675,250 was included in research and development expenses on the statements of operations for the period from July 24, 2007 (inception) to December 31, 2013.  Of the total number of common shares issued, 4,000,000 shares were issued to Mr. Robert Pollack, the Company’s current President, and 6,470,000 were issue to Mr. Morton Coleman, the Company’s current Vice President.  As of December 31, 2013 and 2012, there is no unamortized expense relating to these issuances.

At various dates in 2011, AVT sold 2,196,673 shares of common stock at $0.15 per share for aggregate proceeds of $329,500. AVT incurred issuance costs of $20,000 associated with such offerings, resulting in net proceeds of $309,500.  Of the total shares issued in 2011, 30,000 were issued to Mr. Morton Coleman, the Company’s current Vice President for $0.15 cents per share, or gross proceeds of 4,500.

At various dates in 2012, AVT sold 1,666,667 shares of common stock at $0.15 per share for aggregate proceeds of $250,000.

At various dates in 2013 through April 30, AVT sold 1,166,666 shares of common stock at $0.15 per share for aggregate proceeds of $175,000.

In August 2013, AVT sold 249,998 shares of common stock at $0.20 per share for aggregate proceeds of $50,000.